Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options Outstanding, Beginning Balance	13,881,531
Number of options, Granted	3,150,586
Number of options, Forfeited	(137,437)
Number of options, Exercised	(4,594,339)
Number of options Outstanding, Ending Balance	12,300,341	13,881,531
Number of options, Vest and expect to vest	12,300,341
Number of options, Exercisable	11,259,785
Weighted average exercise price per share, Outstanding, Beginning Balance	¥ 0.7
Weighted average exercise price per share, Granted	0.71
Weighted average exercise price per share, Forfeited	0.71
Weighted average exercise price per share, Exercised	0.71
Weighted average exercise price per share, Outstanding, Ending Balance	0.71	¥ 0.7
Weighted average exercise price per share, Vest and expect to vest	0.71
Weighted average exercise price per share, Exercisable	0.69
Weighted average grant date fair value per share, Outstanding, Beginning Balance	31.64
Weighted average grant date fair value per share, Granted	13.79	25.45	¥ 22.46
Weighted average grant date fair value per share, Forfeited	37.54
Weighted average grant date fair value per share, Exercised	20.04
Weighted average grant date fair value, Outstanding, Ending Balance	31.81	¥ 31.64
Weighted average grant date fair value, Vest and expect to vest	31.81
Weighted average grant date fair value, Exercisable	¥ 34.15
Weighted average remaining contractual life, Outstanding	5 years 2 months 1 day	5 years 10 months 24 days
Weighted average remaining contractual life, Exercisable	4 years 10 months 20 days
Aggregate intrinsic value, Outstanding	¥ 369,438	¥ 271,092
Aggregate intrinsic value, Exercisable	¥ 338,353